Short-term debt (Tables)	6 Months Ended
Jun. 30, 2025
Short-term debt
Schedule of short-term debt	Short-term debt in € K

	June 30,	December 31,
	2025	2024

Borrowings under lines of credit	23,704	1,941
Other	155	158
Short-term debt	23,859	2,099